ACQUISITION (Details) (USD $)	0 Months Ended		12 Months Ended		0 Months Ended				0 Months Ended
	Aug. 27, 2012 CSSI Project FL3	May 24, 2011 Acquisition of Project FL3 CSSI	Dec. 31, 2011 Acquisition of Project FL3 CSSI	Jan. 28, 2011 Acquisition of Project FL3 CSSI	May 31, 2012 Acquisition of Projects 16	Apr. 17, 2012 Acquisition of Projects 16 item	Apr. 17, 2012 Acquisition of Projects 16 Minimum MW	Apr. 17, 2012 Acquisition of Projects 16 Maximum MW	Jun. 15, 2012 Acquisition of Projects 16 Warrants issued in acquisition	Dec. 26, 2012 Acquisition of SunEdison Projects CSSI MW item
ACQUISITION
Percentage of equity interest in acquiree prior to additional acquisition		50.00%
Percentage of interest acquired		50.00%				97.00%				100.00%
Cash paid		$ 3,084,714		$ 3,020,109	$ 186,716,547
Purchase price allocation
Net tangible assets acquired		845,929
Deferred tax liabilities		(1,345,152)
Power purchase agreement		4,339,201
Goodwill		2,264,845
Total consideration		6,104,823			194,491,537					20,500,000
Estimated useful life		20 years
Amortization expense			142,969
Sale price of discontinued project	48,900,000
Profit on sale of project	6,400,000
Number of solar power projects acquired						16				2
Capacity of solar power acquired							190	200		24
Power purchase contract period awarded to projects						20 years
Number of contracts issued under Ontario's FIT program						15
Number of contracts issued as part of Ontario's Renewable Energy Standard Offer Program						1
Total consideration paid
Cash consideration		3,084,714		3,020,109	186,716,547
Fair value of the issuance of warrant, net of cash received					$ 7,774,990
'Warrants issued to seller as percentage of reporting entity's outstanding common shares					9.90%
Period during which warrants will not be exercisable					1 year
Exercise price of warrant (in dollars per share)					$ 5.00
Assumptions used to determine fair market value of warrants
Risk free rate (as a percent)									1.76%
Volatility ratio (as a percent)									93.50%
Percentage of non-voting tracking shares that would be redeemable by the Company upon satisfaction of certain conditions					97.00%